Income Taxes	9 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007. As a result of the implementation of Interpretation 48, the Company recognized no increases or decreases in the total amounts of previously unrecognized tax benefits.  The Company had no unrecognized tax benefits as of September 30, 2011 and 2010.  The Company did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of FIN 48 does not have a significant impact on the unrecognized tax benefits during the three months ended September 30, 2011.

The Company, through its subsidiaries, is governed by the Income Tax Laws of the PRC. Operations in the United States of America have incurred net accumulated operating losses of approximately $15,000,000 as of September 30, 2011for income tax purposes. However, a hundred percent allowance has been created on the deferred tax asset of approximately $4,600,000 due to uncertainty of its realization.

For the nine months ended September 30, 2011 and 2010, income tax expenses were as follows:

Six Months Ended June 30,
	2011			2010
	Domestic		Foreign	Domestic		Foreign
	Federal	State	China	Federal	State	China
Current	$-	$-	$1327,983	$-	$-	$1443,956
Deferred	-	-		-	-	4,058
	$-	$-	$1327,983	$-	$-	1448,014

Each of Hebei Transwiseway, Hunan Transwiseway, Guizhou Transwiseway, Anhui Transwiseway, Jiangsu UNISITS, PKU Chinafront Chengdu Branch, PKU Chinafront Shanxi Branch, Chongqing PKU Chinafront, Shanghai PKU Chinafront, Chongqing Jiaokai, Qianfang Hongxin, Xinjiang Zhangcheng, and Dajian Zhitong is subject to a tax rate of 25% on the taxable income for PRC income tax purposes under the new EIT Law in 2011. Each of PKU Chinafront, Beijing Transwiseway, UNISITS, Beijing UNISITS, and Hangzhou UNISITS  qualifies as a “new or high-technology enterprise” and is subject to a tax rate of 15% on the taxable income for PRC income tax purposes in 2011. Each of Beijing Tian Hao, Beijing Zhangcheng and Shanghai Yootu, Beijing Zhangcheng Media and the Group Company qualifies as a “software enterprise” located in Beijing and Shanghai, and is entitled to tax exemptions or preferential tax rates on the taxable income for PRC income tax purposes in 2011. Henan UNISITS is subject to a special rate of 2.5% for its taxable income in 2011.

The Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting and tax bases of its assets and liabilities. Deferred assets are reduced by a valuation allowance when deemed appropriate.

The tax effects of existing temporary differences that give rise to significant portions of deferred tax assets at September 30, 2011 and December 31, 2010 were as follows:

Deferred Tax Assets

	Net operating loss	Valuation	Net deferred tax
	carryforwards	allowance	assets
June 30, 2011:
Foreign:
In RMB	¥168,151	¥-	¥168,151
Exchange rate	0.1547	0.1547
In USD	$26,013	$-	$26,013
Domestic :
In USD	$4,600,000	$(4,600,000)	$-
December 31 2010:
Foreign:
In RMB	¥168,151	¥-	¥168,151
Exchange rate	0.1517	0.1517
In USD	$25,508	$-	$25,508
Domestic :
In USD	$4,600,000	$(4,600,000)	$-